Consolidated Statements of (Earnings) Loss and Comprehensive (Income) Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Exploration and evaluation	$ 5,512	$ 9,311	$ 9,217
Fees, salaries and other employee benefits	2,202	2,630	3,199
Insurance	522	646	728
Legal and professional	789	863	804
Marketing and investor relations	677	737	809
Office and administration	461	384	398
Regulatory and compliance	214	275	218
Total transactions for the year	10,377	14,846	15,373
Other (income) expense, net:
Accretion on provision for site reclamation and closure	146	148	94
Amortization of flow-through share premium	(1,621)	(3,345)	(3,124)
Foreign exchange loss	13	13	9
Impairment expense	100,873	0	5,506
Interest expense	33	61	115
Interest income	(300)	(590)	(228)
Net gain on disposition of mineral interests	0	(468)	(48,390)
Company’s share of net loss of associates	3,858	6,182	5,880
Gain on investments	(4,109)	0	0
Net (gain) loss on marketable securities	(373)	655	135
Other income	(566)	0	(91)
Nonoperating income (expense), net	97,954	2,656	(40,094)
(Earnings) loss before taxes	108,331	17,502	(24,721)
Income tax recovery	(193)	(289)	(187)
Net (earnings) loss for the year	108,138	17,213	(24,908)
Unrealized currency loss on translation of foreign operations	3	6	3
Total comprehensive (income) loss for the year	$ 108,141	$ 17,219	$ (24,905)
(Earnings) loss per share:
Basic loss (earnings) per share (in CAD per share)	$ 0.73	$ 0.12	$ (0.18)